CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	$ (1,883)	$ (1,799)	$ (1,646)
Operating profit	1,439	1,110	929
Income tax	(194)	(217)	(179)
Total non-operating income and expenses	(130)	31	20
Veon Ltd.
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	(77)	(83)	(134)
Other operating gains	0	0	0
Recharged expenses to group companies	1	19	23
Operating profit	(76)	(64)	(111)
Finance costs	(18)	(11)	(6)
Share in result of subsidiaries after tax	627	492	(2,410)
Income tax	(1)	(2)	(1)
Total non-operating income and expenses	608	479	(2,417)
Profit / (loss) for the year	$ 532	$ 415	$ (2,528)